Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) from continuing operations are as follows:

(Dollars in millions)	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
Current:
U.S. federal	$—	$—	$—
U.S. state and local	1	1	—
Non-United States	19	18	20

Total current	20	19	20
Deferred:
U.S. federal & state	6	14	28
Non-United States	4	5	—

Total deferred	10	19	28

Income tax provision	$30	$38	$48

Components of Income (Loss) before Income Tax, Equity, Net of Tax and Noncontrolling Interest

The income tax provision was calculated based upon the following components of income (loss) from continuing operations before income tax provision, equity in income, net of tax and noncontrolling interest:

(Dollars in millions)	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
United States	$(31)	$(17)	$(20)
Non-United States	89	96	89

Income from continuing operations before income tax provision, equity in income, net of tax and noncontrolling interest	$58	$79	$69

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets (liabilities) consisted of the following:

(Dollars in millions)	At December 31, 2011	At December 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$134	$139
Inventory reserves	43	10
Expense accruals	22	14
Depreciation and amortization	14	—
Other	4	3

Subtotal	217	166
Valuation allowance	(27)	(22)

Deferred tax assets	190	144
Deferred tax liabilities:
Depreciation and amortization	—	2
Foreign earnings	23	25

Deferred tax liabilities	23	27

Net deferred tax assets	$167	$117

Balance sheet presentation:
Current deferred taxes	$60	$13
Deferred income taxes	109	106
Other accrued expenses	—	—
Deferred employee benefits and other noncurrent liabilities	(2)	(2)

Net deferred tax assets	$167	$117

Schedule of Reconciliation of Effective Income Tax Rate

The effective income tax rate differs from the U.S. federal income tax rate for the following reasons:

	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2012
U.S. federal income tax rate	35.0%	35.0%	35.0%
Increases (reductions) resulting from:
State and local income taxes, net of federal income tax benefit	1.1	-2.1	1.0
Valuation allowance	2.0	3.4	2.0
Non-U.S. income	-12.6	-13.0	-16.9
U.S. permanent differences*	29.8	13.6	38.3
Unremitted earnings	-1.0	9.6	9.7
Miscellaneous items	-2.6	1.8	0.2

Effective income tax rate	51.7%	48.3%	69.3%

*	The U.S. permanent differences affecting the tax rate are a result of deemed distributions from foreign subsidiaries.

Summary of Unrecognized Tax Benefits

The following table summarizes the activity related to our unrecognized tax benefits:

(Dollars in millions)
Balance at January 1, 2010	$2
Increases to tax positions	—
Decreases to tax positions	—

Balance at January 1, 2011	$2
Increases to tax positions	—
Decreases to tax positions	—

Balance at January 1, 2012	$2
Increases to tax positions	—
Decreases to tax positions	(1)

Balance at December 31, 2012	$1